Capital and reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Capital and reserves
20. Capital and reserves

Capital and reserves in number of shares	Class A ordinary shares	Class B ordinary shares	Shares	Participation certificates
Equity instruments as of January 1, 2021 and as of December 31, 2020	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—

Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—

20.1 Ordinary shares
As of December 31, 2020,
our
share capital amounted to €302, consisting of 344,611 registered shares with a par value of CHF 1 per share. As of December 31, 2021, the ordinary share capital amounted to €27,297, consisting of 206,571,517 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01). Ordinary share capital is fully paid in. The holders of Class A and Class B shares are entitled to a single vote per share at shareholder
meetings. Refer to note 1 for details on the Reorganization Transactions.
The share capital before the Reorganization Transactions entitled the holders of ordinary shares to a single vote per share at shareholder meetings. However, there was a shareholder agreement in place which did not grant control to any of the shareholders.
20.2 Additional
paid-in
capital
Additional
paid-in
capital represents the excess over the par value paid by shareholders in connection with the issuance of ordinary shares or participation certificates of Sportradar Holding AG.
In 2019, there were capital issuances in the amount of €109.0 million of which €87.2 million in proceeds was a receivable as of December 31, 2019 and was contractually payable until the end of 2026. Transaction costs for the issuance of participation certificates in the amount of €1.2 million has been deducted from additional paid-in
capital. The proceeds receivable is shown under other financial assets because Sportradar has a contractual right to receive the amount and the shareholders are contractually committed at the reporting date to make payment (refer to note 17).
In 2020, €7,880 was reclassified from unpaid contribution of capital to additional paid-in
capital as a result of the purchase of forfeited MPP share awards.
In 2021, €5,383 was reclassified from additional
paid-in
capital to unpaid contribution of capital as a result of the issuance of MPP share awards. Additionally in 2021, €63,270 relate to recognized assets resulting from granted equity instruments to licensors.
The Reorganization Transactions led to a decline of equity of €100,088, which is mainly because of the unpaid capital contribution of Slam InvestCo S.à.r.l. to Sportradar Holding AG being now consolidated.
The transaction costs related to the issuance of new shares of €36,399 are recognized in additional paid-in
capital, whereas €26,389 relate to the underwriter discount, which were already deducted from the proceeds for the issuance of new shares.
20.3 Participation certificates
As of December 31, 2020, the participation capital of €161 comprised 183,077 registered participation certificates with a par value of CHF 1 per certificate. Participation certificates were non-voting
and entitled holders to participate in the distribution of discretionary dividends upon declaration by the Company.
On January 29, 2021, the Company issued 208 participation certificates for €1.0 million to a director of the Group. These participation certificates were issued at €4,808 per certificate. The fair value of these participation certificates was determined to be €12,237 per certificate. There were no vesting conditions. Therefore, a share-based payment expense in the amount of €1,545 was recognized at grant date.
On April 7, 2021, the Company issued 1,307 participation certificates for €6.8 million to the seller of Optima, as the first contracted milestones were achieved. On May 6, 2021, the Company issued 1,805 participation certificates in connection with the acquisition of Atrium. See note 3 for further details on the Atrium acquisition.
The participation certificates have been converted to ordinary shares pursuant to the Reorganization Transactions.
20.4 Treasury shares
This represents shares which were reserved for transferring to the POP participants and obtained during the Reorganization Transactions. Refer to note 31 for further details.
20.5
Non-controlling
interest (NCI)
Non-controlling
interest includes (i) a 7
%
non-voting
equity interest in Sportradar US LLC, which also applies to its immediate subsidiary MOCAP Analytics Ltd (until August 2019), and
(ii) 0.003% of Carsten Koerl in Sportradar AG, which also applies to its immediate subsidiaries.
20.6 Capital management
The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The capital management of the Group comprises the management of cash and shareholders’ equity and debt. The primary objective of the Group’s capital management is to ensure the availability of funds within the Group and meet the financial covenants, see note 21. The majority of Sportradar’s operations are financed by the Group’s operating cash flows. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.
Loans and borrowings, excluding leases, represents 43% and 25% of total liabilities and equity as of December 31, 2020 and 2021, respectively.
As of September 26, 2018, a contract for a syndicated bank loan facility of €300.0 million was signed with UBS and ING Bank. All amounts outstanding under the Credit Facility were fully repaid on November 20, 2020.
As of November 17, 2020, the Group entered into a new senior facilities agreement with a syndicate of banks. Under the agreement, the Group was granted a syndicated credit facility of €530.0 million. As of December 31, 2021, the amount of €110.0 million is undrawn and is available as a multicurrency revolving facility for operational purposes. Refer to note 21 for further details.